GOING CONCERN	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 - GOING CONCERN

The accompanying financial statements have been prepared in conformity with U.S. GAAP which contemplates continuation of the Company as a going-concern basis. The going-concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. Although positive operating cash flow has been generated in the year ended December 31, 2020, the Company had recurring negative operating cash flows historically. In addition, for the years ended December 31, 2020 and 2019, the Company reported recurring net losses of $3,647,353 and $377,756, respectively. These conditions continue to raise substantial doubt as to whether the Company may continue as a going concern as of the date of this report.

In an effort to improve its financial position, the Company is working to obtain new working capital through improving its operation and obtaining loans from banks or other financial institutes. The Company also relies on relates parties to provided financing and management services at cost that may not be the prevailing market rate for such services. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.